DEBT FINANCING	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT FINANCING

NOTE 10 – DEBT FINANCING

Convertible Notes

In April 2024, the Company secured financing of a $200,000 convertible note from an investor, with a purchase price of $170,000. As of the reporting date, $170,000 of this amount has been received. The note carries a term of three months and accrues interest at 12.50%. This financial arrangement provides the company with additional capital to support ongoing and future operations. In October 2024, the Company issued 40,465 shares valued at $5.20 to settle a $200,000 convertible note and all accrued interest thereon.

In May 2024, the Company secured financing of a $100,000 convertible note from an investor, with a purchase price of $70,000. As of the reporting date, $70,000 of this amount has been received. The note carries a term of three months and accrues interest at 12.50%. This financial arrangement provides the company with additional capital to support ongoing and future operations. In October 2024, the Company issued 20,133 shares at $5.20 per share to settle a $100,000 convertible note and all accrued interest.

Diagonal Note I

As of March 12, 2025, the Company entered into a promissory note agreement with 1800 Diagonal Lending LLC (the “Lender”) for the gross value of $120,455 (the “Diagonal Note I”) maturing January 31, 2026. The Company received net proceeds of $100,000 after deducting an original issue discount (“OID”) of $13,455 and paying $7,000 in fees and expenses. The Note bears interest at a fixed rate of 12% per annum with a term of ten (10) months, with a minimum monthly payment obligation of $13,490.

Boot Note I

As of March 12, 2025, the Company entered into a promissory note agreement with Boot Capital LLC (the “Lender”) for the gross face value of $113,455 (the “Boot Note”) maturing January 31, 2026. The Company received net proceeds of $100,000 after deducting an original issue discount (“OID”) of $13,455. The Note bears interest at a fixed rate of 12% per annum with a term of ten (10) months and a minimum monthly payment obligation of $12,707.

Diagonal Note II

As of May 28, 2025, the Company entered into a promissory note agreement with 1800 Diagonal Lending LLC (the “Lender”) for the gross value of $151,800 (the “Diagonal Note II”) maturing on March 30, 2026. The Company received net proceeds of $125,000 after deducting an original issue discount (“OID”) of $19,800 and paying $7,000 in fees and expenses. The Note bears interest at a fixed rate of 13% per annum with a term of ten (10) months, with a minimum monthly payment obligation of $17,153.

Diagonal Note III

As of July 25, 2025, the Company entered into a promissory note agreement with 1800 Diagonal Lending LLC (the “Lender”) for the gross value of $240,120 (the “Diagonal Note III”) maturing on May 30, 2026. The Company received net proceeds of $200,000 after deducting an original issue discount (“OID”) of $33,120 and paying $7,000 in fees and expenses. The Note bears interest at a fixed rate of 12% per annum for a term of ten (10) months, with one payment of $134,467 due on January 30, 2026, followed by four monthly payments of $33,617.

Boot Note II

As of July 25, 2025, the Company entered into a promissory note agreement with 1800 Diagonal Lending LLC (the “Lender”) for the gross value of $116,000 (the “Boot Note II”) maturing on May 30, 2026. The Company received net proceeds of $100,000 after deducting an original issue discount (“OID”) of $16,000. The Note bears interest at a fixed rate of 12% per annum for a term of ten (10) months, with one payment of $64,960 due on January 30, 2026, followed by four monthly payments of $16,240.

Diagonal Note IV

As of September 23, 2025, the Company entered into a promissory note agreement with 1800 Diagonal Lending LLC (the “Lender”) for the gross value of $155,760 (the “Diagonal Note IV”) maturing on July 30, 2026. The Company received net proceeds of $125,000 after deducting an original issue discount (“OID”) of $23,760 and paying $7,000 in fees and expenses. The Note bears interest at a fixed rate of 12% per annum for a term of ten (10) months, with one payment of $87,226 due on March 30, 2026, followed by four monthly payments of $21,806.

Diagonal Note I, II, and Boot Note mature ten (10) months from the issuance date and are payable in ten (10) monthly instalments, commencing thirty (30) days after issuance. Diagonal Note III and IV, and Boot Note II mature ten (10) months from the issuance date and are payable in five installments, with the first payment due after six months, and balance payments are divided into four (4) monthly installments, commencing one hundred and eighty (180) days after issuance.

NOTE 10 – DEBT FINANCING (continued)

The Company may prepay the Note without penalty, subject to certain discounts if the prepayment is made within specified periods. In the event of default, the outstanding balance of principal and interest may be increased by 150%, and the Lender has the option to convert the Note into shares of the Company’s common stock at a conversion price equal to a 35% discount to the lowest closing bid price of the Company’s common stock during the ten (10) trading days prior to conversion.

As of September 30, 2025, the gross value of all the notes was $897,590. The Company received net proceeds of $750,000 after deducting an original issue discount (“OID”) of $119,590 and deferred financing costs of $28,000. The net original issue discount (OID) was $80,788, with amortization expenses of $80,788 for the nine months ended September 30, 2025. The net financing costs were $18,900, with amortization expenses totaling $9,100 for the nine months ended September 30, 2025.

The total outstanding balance as of September 30, 2025, was $696,520.

Management evaluated the Notes under ASC 470-20 (Debt with Conversion and Other Options) and ASC 815 (Derivatives and Hedging). Because the conversion option in each Note becomes exercisable only upon a future contingent event—default—the feature is considered contingent and not effective until the contingency occurs. As of September 30, 2025, the Company had not defaulted, and management believes default is not probable. Accordingly, no derivative liability has been recognized. The Notes are carried out at amortized cost, net of original-issue discount. The Company will reassess classification if a default occurs. Upon default, the conversion option would become exercisable, and the Company would then record the fair value of the conversion feature as a derivative liability with any resulting gain or loss recognized in earnings. The Stock Purchase Agreements (SPAs) associated with the Notes require the Company to reserve four times the number of shares otherwise issuable. While the Notes are currently accounted for as standard debt instruments, the default-based, variable-price conversion feature could cause significant dilution if a default were to occur. Management monitors compliance with all note covenants to mitigate this risk.

Deferred financing costs and original issue discount (OID) are amortized over the life of the loan using the straight-line method.

Term Loans

In June 2024, the Company secured financing of a $500,000 note from an investor. As of the reporting date, $500,000 of this amount has been received. The note carries a term of thirty-three months and accrues interest at a rate of 6.00%. The Company paid back $100,000 in August 2024 and $100,000 in January 2025; as a result, the current outstanding principal balance is $300,000.

This financial arrangement provides the company with additional capital to support ongoing and future operations.

NOTE 7 – DEBT FINANCING

Convertible Notes

In April 2024, the Company secured financing of a $200,000 convertible note from an investor, with a purchase price of $170,000. As of the reporting date, $170,000 of this amount has been received. The note carries a term of three months and accrues interest at a rate of 12.50%. This financial arrangement provides the company with additional capital to support ongoing and future operations. In October 2024, the Company issued 40,465 shares valued at $5.20 to settle a $200,000 convertible note and all accrued interest associated with the note.

In May 2024, the Company secured financing of a $100,000 convertible note from an investor, with a purchase price of $70,000. As of the reporting date, $70,000 of this amount has been received. The note carries a term of three months and accrues interest at a rate of 12.50%. This financial arrangement provides the company with additional capital to support ongoing and future operations. In October 2024, the Company issued 20,133 shares valued at $5.20 to settle a $100,000 convertible note and all accrued interest associated with the note.

Term Loan

In June 2024, the Company secured financing of a $500,000 note from an investor. As of the reporting date, $500,000 of this amount has been received. The note carries a term of thirty-three months and accrues interest at a rate of 6.00%. The Company paid back $100,000 in August 2024 and $100,000 in January 2025; as a result, the current outstanding principal balance is $300,000.

PPP Loan Payable

On April 24, 2020, the Company received proceeds of Forty-Thousand Eight Hundred and Thirty-Two ($40,832) from the Promissory Note (“PPP Note”) under the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The funding of the PPP Note is conditioned upon approval of the Company’s application by the Small Business Administration (SBA) and JPMorgan Chase Bank (“Bank”), receiving confirmation from the SBA that the Bank may proceed with the PPP Note. Suppose the SBA does not confirm forgiveness of the PPP Note, or only partly confirms forgiveness of the PPP Note, or the Company fails to apply for PPP Note forgiveness. In that case, the Company will be obligated to repay the Bank the total outstanding balance remaining due under the PPP Note, including principal and interest (the “PPP Note Balance”). In such a case, the Bank will establish the terms for repayment of the PPP Note Balance in a separate letter to the Company. The letter will set forth the PPP Note Balance, the amount of each monthly payment, the interest rate (not above a fixed rate of one percent (1.00%) per annum), the term of the PPP Note, and the maturity date of two (2) years from the funding date of the PPP Note. No principal or interest payments will be due before the end of the Deferment Period, which is nine months from April 24, 2020. As of December 31, 2022, $40,832 remains outstanding. The US Government forgave the PPP Note. There is zero balance outstanding as of December 31, 2023.